UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:           03/31/08

Check here if Amendment /  /; Amendment Number:
This Amendment (Check only one):    /  / is a restatement
                                    /  / adds new holdings entries.

Institutional Investment Manager Filing this Report:

WESTCLIFF CAPITAL MANAGEMENT, LLC
200 Seventh Avenue, Suite 105
Santa Cruz, CA  95062

Form 13F File Number:  028-03851

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

RICHARD S. SPENCER III
Managing Member of Westcliff Capital Management, LLC
831-479-0422

Signature, Place and Date of Signing:

/s/ Richard S. Spencer III
-------------------------------------
Richard S. Spencer III
Santa Cruz, CA
05/13/2008

Report Type (Check only one):

/x/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s))

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s))

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                       0

Form 13F Information Table Entry Total:                 58

Form 13F Information Table Value Total (x$1000):  $186,693

List of Other Included Managers:    None

                                               Westcliff Capital Management, LLC
                                                   FORM 13F INFORMATION TABLE


		               TITLE		 VALUE     SHARES/   SH/  PUT/  INVSTMT OTHER     VOTING AUTHORITY
NAME OF ISSUER		     OF CLASS   CUSIP    (X$1000)  PRN AMT   PRN  CALL  DSCRETN MGERS    SOLE   SHARED  NONE
---------------------------  -------- --------- ---------- --------  ---  ----  ------- ------  ------  ------  ----
----------------------------------------------------------------------------------------------------------------------
actel corp			COM    004934105    1760    114960    SH	Sole		 114960
american oil & gas inc new	COM    028723104    1687    515947    SH	Sole		 515947
aurora oil & gas corp		COM    052036100    2351   3673000    SH	Sole		3673000
barrick gold corp		COM    067901108    5208    119870    SH	Sole		 119870
cano pete inc			COM    137801106    2763    589341    SH	Sole		 589341
cardiac science corp		COM    14141A108    2941    352220    SH	Sole		 352220
ce franklin ltd			COM    125151100    1409    182463    SH	Sole		 182463
chart inds inc			COM    16115Q308    5447    160950    SH	Sole		 160950
clean energy fuels corp		COM    184499101    1875    140323    SH	Sole		 140323
curtiss wright corp		COM    231561101    2185     52680    SH	Sole		  52680
denison mines corp		COM    248356107    3092    491650    SH	Sole		 491650
diamond foods inc		COM    252603105    2521    138966    SH	Sole		 138966
diamond offshore drilling	COM    25271C102     702      6030    SH	Sole		   6030
echelon corp			COM    27874N105    3109    230296    SH	Sole		 230296
electroglas inc			COM    285324109    2788   1922844    SH	Sole		1922844
ems technologies inc		COM    26873N108    2867    105630    SH	Sole		 105630
energy fuels inc		COM    292671104    3210   2543210    SH	Sole		2543210
ensco international inc		COM    26874Q100    2478     39570    SH	Sole		  39570
evergreen energy inc		COM    30024B104    3370   2188192    SH	Sole		2188192
evergreen energy inc_warrants	COM    30024B104       0   5556290    SH	Sole		5556290
goldcorp inc			COM    380956409    6240    161040    SH	Sole		 161040
grey wolf inc			COM    397888108    2245    331170    SH	Sole		 331170
gse systems inc			COM    36227K106    6815    843497    SH	Sole		 843497
gse systems inc_warrants	COM    36227K106     218    104867    SH	Sole		 104867
hercules offshore inc		COM    427093109    7412    295045    SH	Sole		 295045
hornbeck offshore svcs inc	COM    440543106    7314    160140    SH	Sole		 160140
kinross gold corp		COM    496902404    6475    292840    SH	Sole		 292840
kodiak oil & gas corp		COM    50015Q100    4119   2466473    SH	Sole		2466473
national oilwell varco inc	COM    637071101    4290     73490    SH	Sole		  73490
natural gas services group	COM    63886Q109    1955     89556    SH	Sole		  89556
newmont mining corp		COM    651639106    7768    171480    SH	Sole		 171480
noble corp			COM    G65422100     387      7800    SH	Sole		   7800
paladin res nl			COM    012298340    7409   1680030    SH	Sole		1680030
patterson uti energy inc	COM    703481101    2399     91650    SH	Sole		  91650
pioneer drilling co		COM    723655106    1900    119250    SH	Sole		 119250
powell inds inc			COM    739128106    6505    165224    SH	Sole		 165224
pride international inc		COM    74153Q102    2308     66030    SH	Sole		  66030
rowan companies inc		COM    779382100    2721     66085    SH	Sole		  66085
seacor holdings inc		COM    811904101    1287     15075    SH	Sole		  15075
seagate technology		COM    G7945J104    3260    155690    SH	Sole		 155690
supportsoft inc			COM    868587106    5516   1671490    SH	Sole		1671490
tournigan energy ltd		COM    891565103    2618   2677890    SH	Sole		2677890
transocean inc			COM    G90073100    3130     23149    SH	Sole		  23149
treasur island rty tr unit	COM    894626209     316    903142    SH	Sole		 903142
uex corp			COM    902666106    4565   1113580    SH	Sole		1113580
union drilling inc		COM    90653P105    2011    114960    SH	Sole		 114960
ur energy inc			COM    91688R108    3566   1940560    SH	Sole		1940560
uranium energy corp com		COM    916896103    4068   1447840    SH	Sole		1447840
vnus medical technologies	COM    928566108    2814    154720    SH	Sole		 154720
w-h energy svcs inc		COM    92925E108    4616     67040    SH	Sole		  67040
weatherford international ltd	COM    G95089101    5022     69295    SH	Sole		  69295
western digital corp		COM    958102105    3433    126960    SH	Sole		 126960
western prospector group ltd	COM    959262106     603   1126060    SH	Sole		1126060
westport innov inc 		COM    960908101    2892    938990    SH	Sole		 938990
diedrich coffee inc._warrants	COM    253675110       0    208331    SH	Sole		 208331
evergreen energy inc._warrants	COM    30024B104       0   5386109    SH	Sole		5386109
uranium energy corp_warrants	COM    916896103       0   1171903    SH	Sole		1171903
yamana gold inc			COM    98462Y100    6733    460500    SH	Sole		 460500
REPORT SUMMARY 			58   DATA RECORD  186693   0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

